Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Provision for discounts and doubtful accounts
	2015	2014	2013
	$’M	$’M	$’M
	_____________	_____________	_____________
As at January 1,	48.5	47.9	41.7
Provision charged to operations	424.2	338.2	306.8
Provision utilization	(416.9)	(337.6)	(300.6)
	_____________	_____________	_____________
As at December 31,	55.8	48.5	47.9
	_____________	_____________	_____________